Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) € in Millions	Dec. 31, 2020 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Effect on the post-employment benefit obligation with a 1% increase	€ (62.0)
Effect on the post-employment benefit obligation with a 1% decrease	€ 82.7
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Effect on the post-employment benefit obligation with a 1% increase	€ 52.7
Effect on the post-employment benefit obligation with a 1% decrease	€ (38.9)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Effect on the post-employment benefit obligation with a 1% increase	€ 17.3
Effect on the post-employment benefit obligation with a 1% decrease	€ (13.2)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Effect on the post-employment benefit obligation with a 1% increase	€ 52.1
Effect on the post-employment benefit obligation with a 1% decrease	€ (40.2)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%